25. EMPLOYEES BENEFITS PLANS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAF [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	R$ 2,498.6	R$ 2,275.9
Fair value of actuarial assets	(3,193.9)	(3,077.4)
(Surplus) Deficit	(695.3)	(801.5)
Irrecoverable surplus - (asset ceiling)	695.4	801.5
Net acturial asset	0.1	0.0
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	801.5	838.3
Interest on irrecoverable surplus	78.1	93.9
Changes in irrecoverable surplus during the year	(184.2)	(130.7)
Ending balance of irrecoverable surplus	695.4	801.5
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,275.8	2,000.3
Interest on actuarial obligations	215.4	217.3
Current service cost	28.0	26.8
Benefit paid	(129.1)	(117.5)
Actuarial losses - experience	36.0	(48.7)
Actuarial losses - hypothesis	72.4	197.6
Ending balance of actuarial liabilities	2,498.6	2,275.8
Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(3,077.4)	(2,838.7)
Interest income on assets plan	(293.5)	(311.2)
Benefit paid	129.1	117.5
Return on assets higher (lower) than projection	47.9	(45.0)
Ending balance of fair value assets	(3,193.9)	(3,077.4)
Rollforward of comprehensive income
Beginning balance	26.8	23.3
Reversion to statement of income	(26.8)	(23.3)
Actuarial gains (losses)	(108.4)	(148.9)
Return on assets higher (lower) than projection	(47.9)	45.0
Changes on irrecoverable surplus	184.2	130.7
Ending balance	27.9	26.8
Costs recognized in statement of income
Current service costs	(28.0)	(26.8)
Interest	(78.1)	(93.9)
Projected return on assets	293.5	311.2
Costs recognized in statement of income	(28.0)	(26.8)
Estimated costs for the next period
Costs of defined benefit	(28.2)	(28.0)
Estimated costs for the next period	(28.2)	(28.0)
Plans I and II [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	17.4	16.0
Fair value of actuarial assets	(27.8)	(26.7)
(Surplus) Deficit	(10.4)	(10.7)
Irrecoverable surplus - (asset ceiling)	8.5	8.5
Net acturial asset	(1.9)	(2.2)
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	8.5	8.1
Interest on irrecoverable surplus	0.8	0.9
Changes in irrecoverable surplus during the year	(0.8)	(0.5)
Ending balance of irrecoverable surplus	8.5	8.5
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	15.9	15.2
Interest on actuarial obligations	1.5	1.6
Current service cost	0.0	0.0
Benefit paid	(1.3)	(1.5)
Actuarial losses - experience	0.8	(0.6)
Actuarial losses - hypothesis	0.4	1.2
Ending balance of actuarial liabilities	17.4	15.9
Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(26.7)	(26.5)
Interest income on assets plan	(2.5)	(2.9)
Benefit paid	1.3	1.5
Return on assets higher (lower) than projection	0.1	1.2
Ending balance of fair value assets	(27.8)	(26.7)
Rollforward of comprehensive income
Beginning balance	(1.3)	(2.1)
Reversion to statement of income	1.3	2.1
Actuarial gains (losses)	(1.2)	(0.6)
Return on assets higher (lower) than projection	(0.1)	(1.2)
Changes on irrecoverable surplus	0.8	0.5
Ending balance	(0.5)	(1.3)
Costs recognized in statement of income
Current service costs	0.0	0.0
Interest	(0.8)	(0.9)
Projected return on assets	2.5	2.9
Costs recognized in statement of income	0.2	0.4
Estimated costs for the next period
Costs of defined benefit	0.2	0.2
Estimated costs for the next period	R$ 0.2	R$ 0.2